Shareholder Report	6 Months Ended
Dec. 21, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Financial Institutions Series Trust
Entity Central Index Key	0000353281
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000213594 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Summit Cash Reserves Fund
Class Name	Institutional Shares
Trading Symbol	MSIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Summit Cash Reserves Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.42%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent yield information.
Net Assets	$ 951,517,981
Holdings Count | Holding	158
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$951,517,981
Number of Portfolio Holdings	158
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	4.50%
7-Day Yield	4.50%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	49.9%
Repurchase Agreements	34.1%
U.S. Government Sponsored Agency Securities	19.1%
Liabilities in Excess of Other Assets	(3.1)

C000011303 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Summit Cash Reserves Fund
Class Name	Investor A Shares
Trading Symbol	MSAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Summit Cash Reserves Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$21	0.42%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent yield information.
Net Assets	$ 951,517,981
Holdings Count | Holding	158
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$951,517,981
Number of Portfolio Holdings	158
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	4.50%
7-Day Yield	4.50%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	49.9%
Repurchase Agreements	34.1%
U.S. Government Sponsored Agency Securities	19.1%
Liabilities in Excess of Other Assets	(3.1)

C000199555 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Summit Cash Reserves Fund
Class Name	Investor C Shares
Trading Symbol	MCBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Summit Cash Reserves Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$60	1.17%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent yield information.
Net Assets	$ 951,517,981
Holdings Count | Holding	158
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$951,517,981
Number of Portfolio Holdings	158
Current seven-day yields as of October 31, 2024 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.75%
7-Day Yield	3.75%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	49.9%
Repurchase Agreements	34.1%
U.S. Government Sponsored Agency Securities	19.1%
Liabilities in Excess of Other Assets	(3.1)

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.